UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21908

The Blue Fund Group

(Exact name of registrant as specified in charter)

590 Madison Avenue, 21st Floor New York, NY	10022
(Address of principal executive offices)	(Zip code)

Citi Fund Services, Inc.

3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-490-2583

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1.	Schedule of Investments.

The Blue Fund Group

The Blue Large Cap Fund

Schedule of Portfolio Investments

September 30, 2007

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (89.8%):
Consumer Discretionary (16.7%):
226	Bed Bath & Beyond, Inc.*	$7,711
577	CBS Corp., Class B	18,175
351	Coach, Inc.*	16,592
100	Family Dollar Stores, Inc.	2,656
200	Gannett Co., Inc.	8,740
707	Gap, Inc. (The)	13,037
37	Harman International Industries, Inc.	3,201
100	Hasbro, Inc.	2,788
379	Interpublic Group of Cos., Inc.*	3,934
265	Kimco Realty Corp.	11,981
100	Liz Claiborne, Inc.	3,433
351	Mattel, Inc.	8,234
324	McGraw-Hill Cos., Inc. (The)	16,495
314	NIKE, Inc., Class B	18,419
100	Polo Ralph Lauren Corp.	7,775
600	Staples, Inc.	12,894
670	Starbucks Corp.*	17,554
190	Starwood Hotels & Resorts Worldwide, Inc.	11,543
66	V.F. Corp.	5,330
93	Whole Foods Market, Inc.	4,553
200	Wyndham Worldwide Corp.	6,552

		201,597

Consumer Staples (9.6%):
153	Clorox Co. (The)	9,332
401	Colgate-Palmolive Co.	28,599
387	Costco Wholesale Corp.	23,750
1,289	CVS Caremark Corp.	51,083
89	Estee Lauder Cos., Inc. (The), Class A	3,779

		116,543

Financials (22.0%):
633	Bank of New York Mellon Corp.	27,941
85	Boston Properties, Inc.	8,831
200	CB Richard Ellis Group, Inc., Class A*	5,568
375	E*TRADE Financial Corp.*	4,898
757	Fannie Mae	46,033
500	Freddie Mac	29,505
245	H&R Block, Inc.	5,189
487	Lehman Brothers Holdings, Inc.	30,063
134	M&T Bank Corp.	13,862
500	Marsh & McLennan Cos., Inc.	12,750
675	Progressive Corp. (The)	13,102
216	Simon Property Group, Inc.	21,600
400	Sovereign Bancorp, Inc.	6,816
298	State Street Corp.	20,312
87	Vornado Realty Trust	9,513
500	Western Union Co.	10,485

		266,468

Health Care (4.5%):
244	Forest Laboratories, Inc.*	9,099
200	Genzyme Corp.*	12,392
100	Manor Care, Inc.	6,440
388	Stryker Corp.	26,679

		54,610

Industrials (3.8%):
134	Avery Dennison Corp.	7,641
310	Danaher Corp.	25,640
88	L-3 Communications Holdings, Inc.	8,988
100	Pall Corp.	3,890

		46,159

Information Technology (26.8%):
519	Adobe Systems, Inc.*	22,660
270	Altera Corp.	6,502
493	Apple, Inc.*	75,695
111	Applera Corp. - (Applied Biosystems Group)	3,845
500	Automatic Data Processing, Inc.	22,965
164	Citrix Systems, Inc.*	6,612
241	Electronic Arts, Inc.*	13,494
142	Google, Inc., Class A*	80,552
200	IAC/InterActiveCorp*	5,934
100	Monster Worldwide, Inc.*	3,406
200	Omnicom Group, Inc.	9,618
100	Parametric Technology Corp.*	1,742
300	Paychex, Inc.	12,300
1,190	QUALCOMM, Inc.	50,289
159	SanDisk Corp.*	8,761

		324,375

Telecommunication Services (0.8%):
86	ADC Telecommunications, Inc.*	1,686
100	CenturyTel, Inc.	4,622
100	Ciena Corp.*	3,808

		10,116

Utilities (5.6%):
222	Consolidated Edison, Inc.	10,279
369	FPL Group, Inc.	22,465
82	Integrys Energy Group, Inc.	4,201
302	PG&E Corp.	14,435
277	Sempra Energy	16,099

		67,479

	Total Investments (Cost $1,069,394) — 89.8%	1,087,347
	Other assets in excess of liabilities — 10.2%	123,371

	NET ASSETS — 100.0%	$1,210,718

Percentages indicated are based on net assets.

*	Non-income producing security

See Notes to Schedule of Portfolio Investments.

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments

September 30, 2007

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (86.8%):
Consumer Discretionary (15.0%):
106	1-800-FLOWERS.COM, Inc., Class A*	$1,229
80	99 Cents Only Stores*	822
34	AMERCO*	2,158
165	Ameristar Casinos, Inc.	4,636
37	Audiovox Corp.*	381
220	Blockbuster, Inc.*	1,181
130	Bright Horizons Family Solutions, Inc.*	5,569
233	Buckle, Inc. (The)	8,840
33	Build-A-Bear Workshop, Inc.*	586
385	Callaway Golf Co.	6,164
254	Catalina Marketing Corp.*	8,227
171	Charming Shoppes, Inc.*	1,436
14	Cherokee, Inc.	537
38	Conn’s, Inc.*	908
22	CoStar Group, Inc.*	1,176
20	Courier Corp.	704
18	CRA International, Inc.*	867
59	Dover Motorsports, Inc.	382
42	Electro Rent Corp.	588
121	Entravision Communications Corp.*	1,116
37	Ethan Allen Interiors, Inc.	1,210
78	Gray Television, Inc.	662
50	Great Wolf Resorts, Inc.*	618
37	Gymboree Corp. (The)*	1,304
63	Interface, Inc.	1,137
40	K-Swiss, Inc., Class A	916
33	Kenneth Cole Productions, Inc.	639
44	Kimball International, Inc., Class B	501
56	Knoll, Inc.	993
22	Lifetime Brands, Inc.	446
82	Lin TV Corp., Class A*	1,067
35	Marcus Corp. (The)	672
31	Monarch Casino & Resort, Inc.*	882
44	MTR Gaming Group, Inc.*	419
37	Overstock.com, Inc.*	1,066
155	Pinnacle Entertainment, Inc.*	4,221
23	Pre-Paid Legal Services, Inc.*	1,276
46	Priceline.com, Inc.*	4,083
56	Progressive Gaming International Corp.*	280
113	Radio One, Inc.*	421
49	Scholastic Corp.*	1,708
62	Select Comfort Corp.*	865
93	Sotheby’s	4,444
104	Spanish Broadcasting System, Inc., Class A*	268
39	Stamps.com, Inc.*	467
13	Steinway Musical Instruments, Inc.	385
24	Steven Madden Ltd.	455
53	Tenneco, Inc.*	1,644
53	Warnaco Group, Inc. (The)*	2,071
181	World Wrestling Entertainment, Inc.	2,729

		85,356

Consumer Staples (4.1%):
47	AFC Enterprises, Inc.*	707
5	Arden Group, Inc., Class A	698
22	Boston Beer Company, Inc., Class A (The)*	1,071
47	Elizabeth Arden, Inc.*	1,267
36	Green Mountain Coffee Roasters, Inc.*	1,195
45	Hain Celestial Group, Inc. (The)*	1,446
37	Haverty Furniture Cos., Inc., Class A	324
21	IHOP Corp.	1,330
30	J & J Snack Foods Corp.	1,045
37	Landry’s Restaurants, Inc.	979
12	Maui Land & Pineapple Co.*	365
29	Movado Group, Inc.	926
73	National Beverage Corp.	619
18	NBTY, Inc.*	731
65	New York & Co., Inc.*	396
39	RARE Hospitality International, Inc.*	1,486
669	Revlon, Inc.*	769
85	Source Interlink Cos., Inc.*	299
50	Stein Mart, Inc.	381
23	Syms Corp.	345
57	Systemax, Inc.	1,165
102	Triarc Cos., Inc.	1,276
49	United Natural Foods, Inc.*	1,334
27	WD-40 Co.	922
35	West Marine, Inc.*	404
18	Weyco Group	565
32	Zumiez, Inc.*	1,420

		23,465

Diversified REIT’s (0.8%):
6	Alexander’s, Inc.*	2,313
77	Investors Real Estate Trust	831
61	Lexington Realty Trust	1,221

		4,365

Energy (1.2%):
30	Carrizo Oil & Gas, Inc.*	1,346
61	Encore Acquisition Co.*	1,931
22	Gulf Island Fabrication, Inc.	845
60	Harvest Natural Resources, Inc.*	716
24	MGE Energy, Inc.	802
18	Petroleum Development Corp.*	798
141	Plug Power, Inc.*	437

		6,875

Financials (14.5%):
394	Advance America Cash Advance Centers, Inc.	4,204
416	Apollo Investment Corp.	8,653
22	ASTA Funding, Inc.	843
22	Bancorp, Inc. (The)*	406
27	Bank of the Ozarks, Inc.	824
30	Bankrate, Inc.*	1,384
42	BankUnited Financial Corp., Class A	653
17	Capital Corp. of the West	313
18	Capitol Bancorp Ltd.	447
79	Cathay General Bancorp	2,545
360	Centerline Holding Co.	5,526
35	Central Pacific Financial Corp.	1,022
20	City Holding Co.	728
42	Cohen & Steers, Inc.	1,555

See Notes to Schedule of Portfolio Investments.

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

September 30, 2007

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS, continued:
Financials, continued:
32	Coinstar, Inc.*	$1,029
34	Community Bank System, Inc.	664
81	Crawford & Co., Class B*	505
8	Doral Financial Corp.*	176
81	eSPEED, Inc., Class A*	691
12	Farmers Capital Bank Corp.	341
77	First Acceptance Corp.*	389
23	First Bancorp	469
35	First Cash Financial Services, Inc.*	820
45	First Financial Bancorp	575
27	First Indiana Corp.	846
19	FirstFed Financial Corp.*	942
190	Fremont General Corp.	741
52	Frontier Financial Corp.	1,213
78	Great Southern Bancorp, Inc.	1,938
27	Heartland Financial USA, Inc.	555
9	Imperial Capital Bancorp, Inc.	254
23	Independent Bank Corp.	683
64	International Securities Exchange Holdings, Inc.	4,254
34	Irwin Financial Corp.	375
98	LaBranche & Co., Inc.*	459
27	Macatawa Bank Corp.	365
61	MCG Capital Corp.	878
13	Mercantile Bank Corp.	279
42	Nara Bancorp, Inc.	656
44	National Financial Partners Corp.	2,331
146	NewAlliance Bancshares, Inc.	2,143
40	Oriental Financial Group, Inc.	460
34	Presidential Life Corp.	577
24	PrivateBancorp, Inc.	836
38	ProAssurance Corp.*	2,047
38	Prosperity Bancshares, Inc.	1,260
176	Provident Financial Services, Inc.	2,881
84	R&G Financial Corp., Class B*	130
29	Resource America, Inc., Class A	458
31	Rockville Financial, Inc.	442
54	Santander Bancorp	693
17	Suffolk Bancorp	545
40	SVB Financial Group*	1,894
46	Tarragon Corp.*	121
30	TierOne Corp.	794
16	Tompkins Financial Corp.	635
148	United Bankshares, Inc.	4,505
67	Universal American Financial Corp.*	1,528
38	Virginia Commerce Bancorp, Inc.*	545
189	W Holding Co., Inc.	423
30	Wintrust Financial Corp.	1,281
143	Zenith National Insurance Corp.	6,419

		82,148

Health Care (13.0%):
22	Advisory Board Co. (The)*	1,286
273	Align Technology, Inc.*	6,915
217	Alkermes, Inc.*	3,993
260	Allscripts Healthcare Solutions, Inc.*	7,028
16	Analogic Corp.	1,020
354	Arena Pharmaceuticals, Inc.*	3,876
21	Bio-Reference Laboratories, Inc.*	709
30	Chemed Corp.	1,865
163	Cubist Pharmaceuticals, Inc.*	3,444
52	Cypress Bioscience, Inc.*	712
25	Datascope Corp.	845
111	Durect Corp.*	608
52	Enzo Biochem, Inc.*	590
80	eResearch Technology, Inc.*	911
97	Exelixis, Inc.*	1,027
91	Idenix Pharmaceuticals, Inc.*	263
53	Illumina, Inc.*	2,750
136	Incyte Corp.*	972
33	Integra LifeSciences Holdings*	1,603
38	Inverness Medical Innovation, Inc.*	2,102
120	Isis Pharmaceuticals, Inc.*	1,797
18	Kensey Nash Corp.*	470
51	Kyphon, Inc.*	3,570
39	LifeCell Corp.*	1,465
57	Mannkind Corp.*	552
58	Medicines Co. (The)*	1,033
83	Medicis Pharmaceutical Corp., Class A	2,532
37	Medis Technologies, Inc.*	481
32	Molina Healthcare, Inc.*	1,161
51	Momenta Pharmaceuticals, Inc.*	581
211	Monogram Biosciences, Inc.*	302
74	NPS Pharmaceuticals, Inc.*	426
60	Nuvelo, Inc.*	123
56	Odyssey HealthCare, Inc.*	538
20	Palomar Medical Technologies, Inc.*	570
40	Par Pharmaceutical Cos., Inc.*	742
37	Pharmion Corp.*	1,707
27	PolyMedica Corp.	1,418
66	Regeneron Pharmaceuticals, Inc.*	1,175
48	Renovis, Inc.*	185
158	Sunrise Senior Living, Inc.*	5,589
50	TriZetto Group, Inc.*	876
26	United Therapeutics Corp.*	1,730
21	Vital Images, Inc.*	410
15	Vital Signs, Inc.	782
77	Zymogenetics, Inc.*	1,005

		73,739

Industrials (4.1%):
256	ABM Industries, Inc.	5,115
51	Advanced Energy Industries, Inc.*	770
46	Apogee Enterprises, Inc.	1,193
23	Clean Harbors, Inc.*	1,024
67	Comfort Systems USA, Inc.	951
33	EDO Corp.	1,848
20	Gehl Co.*	447
26	Greenbrier Cos., Inc. (The)	695
34	Griffon Corp.*	513
29	HEICO Corp.	1,431
40	Hudson Highland Group, Inc.*	509
34	Intevac, Inc.*	517
22	Kadant, Inc.*	616
50	Korn/Ferry International*	826
29	McGrath Rentcorp	964
41	Mobile Mini, Inc.*	991
22	Noble International Ltd.	468
55	Simpson Manufacturing Co., Inc.	1,752

See Notes to Schedule of Portfolio Investments.

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

September 30, 2007

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS, continued:
Industrials, continued:
30	Tennant Co.	$1,461
18	United Industrial Corp.	1,355

		23,446

Information Technology (21.7%):
526	3Com Corp.*	2,598
42	Actel Corp.*	451
34	Advent Software, Inc.*	1,597
152	American Reprographics Co.*	2,845
53	American Superconductor Corp.*	1,085
34	Arbitron, Inc.	1,542
37	Argon ST, Inc.*	733
260	Atheros Communications*	7,792
39	Audible, Inc.*	507
516	Axcelis Technologies, Inc.*	2,637
23	Badger Meter, Inc.	737
350	Blackbaud, Inc.	8,834
358	Brightpoint, Inc.*	5,374
2,556	CMGI, Inc.*	3,476
272	CNET Networks, Inc.*	2,026
208	Cogent, Inc.*	3,261
59	Concur Technologies, Inc.*	1,860
45	Diodes, Inc.*	1,445
53	Ditech Networks, Inc.*	279
64	Echelon Corp.*	1,601
261	Entegris, Inc.*	2,265
78	FalconStor Software, Inc.*	940
73	FormFactor, Inc.*	3,239
26	Forrester Research, Inc.*	613
739	Gemstar-TV Guide International, Inc.*	5,143
52	GSI Commerce, Inc.*	1,383
86	iGATE Corp.*	737
200	Informatica Corp.*	3,140
90	infoUSA, Inc.	836
59	InPhonic, Inc.*	162
69	Interwoven Software, Inc.*	982
119	Ionatron, Inc.*	408
104	iPass, Inc.*	437
29	Itron, Inc.*	2,699
57	j2 Global Communications, Inc.*	1,866
57	Jupitermedia Corp.*	361
110	Kopin Corp.*	419
47	L-1 Identity Solutions, Inc.*	886
30	LodgeNet Entertainment Corp.*	761
60	Magma Design Automation, Inc.*	844
35	Mercury Computer Systems, Inc.*	360
15	MicroStrategy, Inc., Class A*	1,190
105	Midway Games, Inc.*	458
175	Move, Inc.*	483
30	MTS Systems Corp.	1,248
224	Nuance Communications, Inc.*	4,325
27	OSI Systems, Inc.*	608
139	Palm, Inc.*	2,262
95	Parametric Technology Corp.*	1,655
44	PDF Solutions, Inc.*	435
57	Pegasystems, Inc.	678
99	Power-One, Inc.*	505
57	Presstek, Inc.*	357
47	Progress Software Corp.*	1,424
307	Quantum Corp.*	1,044
214	RealNetworks, Inc.*	1,451
48	Renanissance Learning, Inc.	580
143	Sapient Corp.*	960
59	SiRF Technology Holdings, Inc.*	1,260
22	Supertex, Inc.*	877
520	Sycamore Networks, Inc.*	2,116
290	Tibco Software, Inc.*	2,143
75	United Online, Inc.	1,126
51	Universal Display Corp.*	904
239	UTStarcom, Inc.*	875
131	ValueClick, Inc.*	2,942
136	Varian, Inc.*	8,651
59	VASCO Data Security International, Inc.*	2,083
68	Vicor Corp.	824
37	Virage Logic Corp.*	275

		122,900

Materials (2.7%):
42	American Vanguard Corp.	820
351	Beacon Roofing Supply, Inc.*	3,587
31	Ceradyne, Inc.*	2,348
156	Hercules, Inc.	3,279
23	Minerals Technologies, Inc.	1,541
57	Myers Industries, Inc.	1,130
35	Schnitzer Steel Industries, Inc., Class A	2,565
38	Symyx Technologies, Inc.*	330

		15,600

Mortgage REIT’s (1.6%):
466	Anthracite Capital, Inc.	4,241
30	Gramercy Capital Corp.	755
128	MFA Mortgage Investments, Inc.	1,026
50	Newcastle Investment Corp.	881
69	NorthStar Realty Finance Corp.	685
10	NovaStar Financial, Inc.*	89
32	RAIT Financial Trust	263
30	Redwood Trust, Inc.	997

		8,937

Office REIT’s (0.3%):
74	Maguire Properties, Inc.	1,912

Residential REIT’s (0.2%):
29	Sun Communities, Inc.	872

Retail REIT’s (2.8%):
237	Acadia Realty Trust	6,430
42	Glimcher Realty Trust	987
47	Kite Realty Group Trust	884
142	Pennsylvania Real Estate Investment Trust	5,530
27	Ramco-Gershenson Properties Trust	843
36	Tanger Factory Outlet Centers, Inc.	1,461

		16,135

Specialized REIT’s (1.1%):
46	Hersha Hospitality Trust	455
66	LaSalle Hotel Properties	2,777
38	LTC Properties, Inc.	900
68	OMEGA Healthcare Investors, Inc.	1,056

See Notes to Schedule of Portfolio Investments.

4

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

September 30, 2007

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS, continued:
Specialized REIT’s, continued:
66	U-STORE-IT Trust	$871

		6,059

Telecommunication Services (0.8%):
505	Charter Communications, Inc., Class A*	1,303
132	Citadel Broadcasting Corp.	549
60	Emmis Communications Corp., Class A	297
46	Entercom Communications Corp.	889
78	Syniverse Holdings, Inc.*	1,240

		4,278

Utilities (2.9%):
118	Integrys Energy Group, Inc.	6,045
32	New Jersey Resources Corp.	1,587
32	Northwest Natural Gas Co.	1,463
34	South Jersey Industries, Inc.	1,183
28	UIL Holdings Corp.	882
156	WGL Holdings, Inc.	5,287

		16,447

	Total Investments (Cost $499,978) — 86.8%	492,534
	Other assets in excess of liabilities — 13.2%	75,166

	NET ASSETS — 100.0%	$567,700

Percentages indicated are based on net assets.

*	Non-income producing security

REIT	Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE BLUE FUND GROUP

Notes to Schedules of Portfolio Investments

September 30, 2007

(Unaudited)

1.	Organization

The Blue Fund Group (the “Trust”) was organized as a Massachusetts business trust under the laws of the State of Massachusetts on May 11, 2006. The Trust is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each with its own investment strategy and risk/reward profile: The Blue Large Cap Fund (“Large Cap”) and The Blue Small Cap Fund (“Small Cap”), (individually a “Fund”, collectively the “Funds”).

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide general indemnification. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation: The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Securities or other assets for which market quotation are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is an error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by the Investment Advisor under the direction of the Board of Trustees.

Security Transactions and Related Income: Changes in holdings of portfolio securities shall be reflected no later than the first calculation on the first business day following the trade date. However, for financial reporting purposed, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3.	Federal Income Tax Information

At September 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Fund	$1,069,394	$91,407	$(73,454)	$17,953
Small Cap Fund	$499,978	$55,649	$(63,093)	$(7,444)

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Blue Fund Group

By (Signature and Title)*	/s/ Daniel Adamson
Daniel Adamson, President
Date November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel Adamson
Daniel Adamson, President
Date November 27, 2007

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer
Date November 27, 2007

*	Print the name and title of each signing officer under his or her signature.

[All Section 302 certifications should be included in one EDGAR EX-99.CERT exhibit document.]